Loans to and Investments in Associated Companies - Jefferies Finance (Details)	12 Months Ended
	Nov. 30, 2021 USD ($) businessLine	Nov. 30, 2020 USD ($)	Nov. 30, 2019 USD ($)	Mar. 28, 2019 USD ($)
Schedule of Equity Method Investments [Line Items]
Other assets	$ 2,352,247,000	$ 2,189,257,000
Payables, expense accruals and other liabilities	13,612,367,000	10,388,072,000
Interest expense	77,084,000	84,870,000	$ 87,177,000
Jefferies Finance
Schedule of Equity Method Investments [Line Items]
Equity commitment	$ 42,600,000
Investment commitment extension	1 year
Investment commitment termination notice period	60 days
Total line of credit facility commitment under joint venture	$ 500,000,000
Credit facility termination notice period	60 days
Funded portion of line of credit commitment	$ 0
Line of credit facility commitment of Jefferies	250,000,000
Jefferies Finance | Mass Mutual
Schedule of Equity Method Investments [Line Items]
Equity commitment	750,000,000
Jefferies Group
Schedule of Equity Method Investments [Line Items]
Interest expense	$ 854,554,000	945,056,000	1,465,680,000
Jefferies Group | Promissory note
Schedule of Equity Method Investments [Line Items]
Debt principal amount				$ 1,000,000,000
Interest expense			3,800,000
Jefferies Finance
Schedule of Equity Method Investments [Line Items]
Credit facility, extension period	1 year
Other assets	$ 26,200,000	24,200,000
Payables, expense accruals and other liabilities	$ 8,500,000	13,700,000
Jefferies Finance | Jefferies Finance
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%
Number of business lines | businessLine	2
Jefferies Finance | Jefferies Group
Schedule of Equity Method Investments [Line Items]
Interest income and unfunded commitment fees related to facility commitment	$ 2,700,000	$ 3,500,000	$ 1,300,000